OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
Other Operating Expenses
OTHER OPERATING EXPENSES

10. OTHER OPERATING EXPENSES

The following table presents the major components of other operating expenses:

(In Thousands)	2011	2010	2009
FDIC Insurance	$1,532	$2,322	$3,309
Trust Department	1,542	1,291	821
Loan Expense	1,029	888	301
Professional and Legal Fees	987	1,145	1,384
Provision for ORE Losses	865	—	640
Other Operating Expenses	5,843	5,311	5,131
Total Other Operating Expenses	$11,798	$10,957	$11,586